Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.20%	27.50%	29.30%
Rate differential for U.S. operations	(7.30%)	(139.10%)	13.90%
Adjustment to valuation allowance	21.00%	493.90%	(62.40%)
Utilization of unrecognized losses and other tax attributes	(45.30%)	(395.50%)	17.80%
Permanent differences and other	6.70%	22.70%	1.10%
Total	1.30%	9.50%	(0.30%)